CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS
Cash and equivalents	$ 99,045	$ 114,438
Accounts receivable, net of allowances of $5,641 and $6,223	196,957	199,207
Inventories	171,747	174,774
Prepaid and other current assets	42,079	53,107
Assets of discontinued operations held for sale	735,816	771,689
Total Current Assets	1,245,644	1,313,215
PROPERTY, PLANT AND EQUIPMENT, net	195,950	183,309
OPERATING LEASE RIGHT-OF-USE ASSETS	53,041	43,120
GOODWILL	191,253	327,864
INTANGIBLE ASSETS, net	363,955	485,614
OTHER ASSETS	26,191	23,889
Total Assets	2,076,034	2,377,011
CURRENT LIABILITIES
Notes payable and current portion of long-term debt	8,033	8,077
Accounts payable	57,663	70,901
Accrued liabilities	114,628	122,512
Current portion of operating lease liabilities	15,473	18,522
Liabilities of discontinued operations held for sale	250,390	253,372
Total Current Liabilities	446,187	473,384
LONG-TERM DEBT, net	1,404,276	1,515,707
LONG-TERM OPERATING LEASE LIABILITIES	40,453	27,291
OTHER LIABILITIES	111,146	135,741
Total Liabilities	2,002,062	2,152,123
COMMITMENTS AND CONTINGENCIES - See Note 14
SHAREHOLDERS’ EQUITY
Preferred stock, par value $0.25 per share, authorized 3,000 shares, no shares issued	0	0
Common stock, par value $0.25 per share, authorized 85,000 shares, issued shares of 84,746 in both 2025 and 2024	21,187	21,187
Capital in excess of par value	690,153	677,028
Retained earnings	479,048	461,442
Treasury shares, at cost, 38,400 common shares and 36,443 common shares as of September 30, 2025 and 2024, respectively	(1,044,496)	(876,527)
Accumulated other comprehensive loss	(71,920)	(58,024)
Deferred compensation	0	(218)
Total Shareholders’ Equity	73,972	224,888
Total Liabilities and Shareholders’ Equity	$ 2,076,034	$ 2,377,011